Defined contribution pension plans	12 Months Ended
Dec. 31, 2017
Defined contribution pension plans
Defined contribution pension plans

31                    Defined contribution pension plans

Accounting policy

The Company, through its subsidiaries abroad, participates in pension plans, managed by a private pension entity, which provide post-employment benefits to employees.

In Brazil, the Company sponsors a defined contribution plan. A defined contribution plan is a pension plan under which the Company pays fixed contributions to a separate entity. The Company has no legal or constructive obligations to make additional contributions should the fund not have sufficient assets to honor the benefits related to employee service in the current or prior periods.

In Peru, termination benefits are recognized in profit or loss when they are paid. This happens when employment is terminated before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for these benefits.

The employees’ severance indemnities for the length of service of the Company’s staff hired in Peru represent their indemnification rights, calculated in accordance with the laws and regulations in force, which have to be credited to the bank accounts designated by the workers in May and November of each year. The compensation for time of service is equivalent to one (1) additional month’s salary effective at the date of the bank deposit. The Company has no obligations to make any additional payments once the annual deposits to which workers are entitled have been made.

(a)                       Analysis

The Company sponsors private pension plans in Brazil administered by Fundação Senador José Ermírio de Moraes (“FUNSEJEM”), a private, not-for-profit, pension fund which is available to all employees. Under the fund regulations, the contributions from employees to FUNSEJEM are matched based on their remuneration. For employees with remuneration lower than the limits established by the regulations, contributions up to 1.5% of their monthly remuneration are matched. For employees with remuneration higher than the limits, contributions of employees up to 6% of their monthly remuneration are matched. Voluntary contributions can also be made to FUNSEJEM. After the contributions to the plan are made, no further payments are required from the Company.